Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Revenue	$ 3,970,674	$ 993,917	$ 7,565,671	$ 1,958,182	$ 8,381,274	$ 6,366,154
Cost of sales	4,946,977	109,639	5,585,155	288,271	1,064,039	3,912,743
Gross profit (loss)	(976,303)	884,278	1,980,516	1,669,911	7,317,235	2,453,411
Operating expenses
General & administrative expenses	349,519	273,762	716,713	522,541	1,411,945	652,836
Total operating expenses	349,519	273,762	716,713	522,541	1,411,945	652,836
(Loss) income from operations	(1,325,822)	610,516	1,263,803	1,147,370	5,905,290	1,800,575
Other (income) expense
Finance costs					(5,426)	(951)
Gain from disposition of subsidiaries						33,165
Interest expenses	(2,075)	(2,304)	(3,793)	(3,281)
Other income	23,105	23	75,511	9,807	9,849	40,792
Total other income (expenses)	21,030	(2,281)	71,718	6,526	4,423	73,006
(Loss) income before income taxes	(1,304,792)	608,235	1,335,521	1,153,896	5,909,713	1,873,581
Current income tax (recovery) expenses	(191,434)	119,529	252,574	205,810	1,086,375	309,043
Net (loss) income	(1,113,358)	488,706	1,082,947	948,086	4,823,338	1,564,538
Other comprehensive income
Currency translation adjustment						(1,670)
Total comprehensive (loss) income	$ (1,113,358)	$ 488,706	$ 1,082,947	$ 948,086	$ 4,823,338	$ 1,562,868
Earnings per share of common stock:
Basic (loss) earnings per share (in Dollars per share)	$ (0.13)	$ 0.06	$ 0.13	$ 0.11	$ 0.56	$ 0.18
Diluted (loss) earnings per share (in Dollars per share)	$ (0.13)	$ 0.06	$ 0.13	$ 0.11	$ 0.56	$ 0.18
Preferred Stock
Other (income) expense
Net (loss) income
Weighted average basic & diluted shares outstanding:
Weighted average basic shares outstanding (in Shares)	6,493,913	545,386	6,519,228	545,386	3,405,660	545,386
Weighted average diluted shares outstanding (in Shares)	6,493,913	545,386	6,519,228	545,386	3,405,660	545,386
Common Stock
Other (income) expense
Net (loss) income
Weighted average basic & diluted shares outstanding:
Weighted average basic shares outstanding (in Shares)	8,583,341	8,577,679	8,580,556	8,577,679	8,575,547	8,575,547
Weighted average diluted shares outstanding (in Shares)	8,583,341	8,577,679	8,580,556	8,577,679	8,575,547	8,575,547